Operations - Additional information (Details)	Apr. 05, 2023 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	Jul. 01, 2023 BRL (R$)	Mar. 31, 2023 shares	Nov. 10, 2022 BRL (R$) shares	Nov. 10, 2022 USD ($) shares	Nov. 04, 2022 BRL (R$)	Jun. 08, 2022 BRL (R$) shares	Jun. 08, 2022 USD ($) shares	Jun. 07, 2022 shares	May 12, 2022 BRL (R$)
Percentage of Ownership held by holding company		66.50%	66.50%
Share repurchase limit					2,000,000,000.0
Banco Modal S.A.
Purchase consideration transferred of subsidiaries | R$				R$ 2,097,326,000
Habitat Capital Partners
Purchase consideration transferred of subsidiaries | R$		R$ 65,353,000
Class A Common Share
Repurchase of outstanding class A common shares | R$								R$ 2,000,000,000.0				R$ 1,000,000,000.0
Number of repurchased shares		25,037,192	25,037,192
Repurchased shares		R$ 2,059,000,000	$ 394,000,000
Price of repurchased shares (per share) | R$		15.76
Number of Cancel Treasury Shares	31,267,095
Cancellation of treasury shares | R$	R$ 2,785,504,000
Percentage of outstanding shares cancelled	5.60%
Number of total shares Outstanding Before Cancellation	560,534,012
Number of total shares Outstanding After Cancellation	529,266,917
Class A Common Share | Top of range
Price of repurchased shares (per share) | R$		24.85
Class A Common Share | Bottom of range
Price of repurchased shares (per share) | R$		R$ 10.69
Itau Class B Common Share [Member]
Number of repurchased shares									1,056,308	1,056,308
Repurchased shares									R$ 117,000,000	$ 24,000,000
Price of repurchased shares (per share) | $			$ 22.65
Itaú Unibanco class A shares [Member]
Number of repurchased shares											6,783,939
Itausa class A shares [Member]
Number of repurchased shares						5,500,000	5,500,000
Repurchased shares						R$ 562,000,000	$ 105,000,000
Price of repurchased shares (per share)						R$ 102.14	$ 19.1